Other Long-Term Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Long-Term Liabilities

10.Other Long-Term Liabilities

Other long-term liabilities consisted of the following (in thousands):

	June,	December 31,
	2022	2021
Long-term tax liabilities	91	182
Contingent loss for research and development tax credits	2,755	2,990
One S.r.l. call option (see Note 11)	3,062	2,416
Total other long-term liabilities	$5,908	$5,588

Gelesis
Other Long-Term Liabilities
10.	Other Long-Term Liabilities

Other long-term liabilities consist of the following (in thousands):

	At December 31,
	2021	2020
Deferred IPO fees	$—	$738
Long-term tax liabilities	182	301
Contingent loss for research and development tax credits	2,990	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	—	5,912
One Srl call option (see Note 11)	2,416	1,545
Total other long-term liabilities	$5,588	$11,729